CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,478	¥ 177,372	¥ 48,968
Restricted cash	73	505
Shortterm investments	12,405	86,362	145,451
Accounts receivable, net	77,356	538,537	182,269
Receivables due from related parties	663	4,615	11,018
Prepayments and other current assets	6,012	41,852	11,686
Total current assets	121,987	849,243	399,392
Noncurrent assets:
Property and equipment, net	2,293	15,964	15,472
Intangible assets, net	51	356	255
Equity method investments	6,013	41,861
Deferred tax assets	487	3,391	306
Total noncurrent assets	8,844	61,572	16,033
Total assets	130,831	910,815	415,425
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 20.27 million and RMB 139.34 million as of December 31, 2018 and 2019, respectively)	20,014	139,336	20,270
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 36.16 million and RMB 34.58 million as of December 31, 2018 and 2019, respectively)	7,286	50,721	36,160
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 16.92 million and RMB 32.44 million as of December 31, 2018 and 2019, respectively)	5,076	35,341	16,917
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 4.23 million and RMB 8.16 million as of December 31, 2018 and 2019, respectively)	1,173	8,161	4,227
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 1.98 million and nil as of December 31, 2018 and 2019, respectively)			1,979
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 5.15 million and RMB 15.30 million as of December 31, 2018 and 2019, respectively)	4,784	33,308	5,152
Total current liabilities	38,333	266,867	84,705
Total liabilities	38,333	266,867	84,705
Commitments and Contingencies (Note 17)
Mezzanine equity
Convertible redeemable preferred shares			808,601
Redeemable noncontrolling interests			7,731
Total mezzanine equity			816,332
Shareholder's Equity:
Ordinary shares			184
Additional paidin capital	287,320	2,000,267
Treasury stock (US$ 0.0001 par value; none and 2,561,468 shares as of December 31, 2018 and 2019, respectively)	(334)	(2,333)
Accumulated deficit	(195,115)	(1,358,350)	(486,027)
Accumulated other comprehensive income/(loss)	(439)	(3,054)	231
Total 36Kr Holdings Inc.'s shareholders' (deficit)/equity	91,530	637,209	(485,612)
Non-controlling interests	968	6,739
Total shareholders' (deficit)/equity	92,498	643,948	(485,612)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	130,831	910,815	415,425
Series A-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			681
Series A-2 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			13,500
Series B-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			388,145
Series B-2 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			45,000
Series B-3 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			48,016
Series B-4 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			36,000
Series C-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares			¥ 277,259
Class A ordinary shares
Shareholder's Equity:
Ordinary shares	88	613
Class B ordinary shares
Shareholder's Equity:
Ordinary shares	$ 10	¥ 66